RESTRUCTURING, INTEGRATION AND SEPARATION COSTS	12 Months Ended
Dec. 31, 2020
Restructuring and Related Activities [Abstract]
RESTRUCTURING, INTEGRATION AND SEPARATION COSTS	RESTRUCTURING, INTEGRATION AND SEPARATION COSTS
Restructuring and integration costs
The Company evaluates opportunities to improve its operating results and implements cost savings programs to streamline its operations and eliminate redundant processes and expenses. Restructuring and integration costs are expenses associated with the implementation of these cost savings programs and include expenses associated with: (i) reducing headcount, (ii) eliminating real estate costs associated with unused or under-utilized facilities and (iii) implementing contribution margin improvement and other cost reduction initiatives. The liability associated with restructuring and integration costs as of December 31, 2020 was $20 million.
During 2020, the Company incurred $11 million of restructuring and integration-related costs. These costs included: (i) $10 million of facility closure costs and (ii) $1 million of severance and other costs. The Company made payments of $18 million during 2020.
During 2019, the Company incurred $31 million of restructuring and integration costs. These costs included: (i) $11 million of severance costs and other costs associated with the acquisition of certain assets of Synergy, (ii) $11 million of facility closure costs and (iii) $9 million of other severance costs. The Company made payments of $31 million during 2019.
During 2018, the Company incurred $22 million of restructuring and integration costs. These costs included: (i) $11 million of severance costs, (ii) $10 million of facility closure costs and (iii) $1 million of other costs. The Company made payments of $33 million during 2018.
Separation costs and separation-related costs
The Company has incurred, and will incur, costs associated with activities to effectuate the Separation. These activities include: (i) separating the eye-health business from the remainder of the Company and (ii) registering the eye-health business as an independent publicly traded entity. Separation costs are incremental costs directly related to the Separation and include, but are not limited to: (i) legal, audit and advisory fees, (ii) employee hiring, relocation and travel costs and (iii) costs associated with establishing a new board of directors and audit committee. Included in Restructuring, integration and separation costs for 2020 is $11 million of separation costs.
The Company has also incurred, and will incur, separation-related costs which are incremental costs indirectly related to the Separation. Separation-related costs include, but are not limited to: (i) IT infrastructure and software licensing costs, (ii) rebranding costs and (iii) costs associated with facility relocation and/or modification. Included in Selling, general and administrative expenses for 2020 is $21 million of separation-related costs.
The Company is in the planning phase of the Separation and the extent and timing of future charges for these costs cannot be reasonably estimated at this time and could be material.